                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                           811-750

Exact name of registrant as specified in charter:             Delaware Group Equity Funds II

Address of principal executive offices:                       2005 Market Street
                                                              Philadelphia, PA 19103

Name and address of agent for service:                        Richelle S. Maestro, Esq.
                                                              2005 Market Street
                                                              Philadelphia, PA 19103

Registrant's telephone number, including area code:           (800) 523-1918

Date of fiscal year end:                                      November 30

Date of reporting period:                                     May 31, 2004


Item 1.  Reports to Stockholders


STRUCTURED EQUITY                         Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)




Semiannual Report MAY 31, 2004

--------------------------------------------------------------------------------

                                   DELAWARE DIVERSIFIED VALUE FUND



[LOGO] POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

---------------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                                         1

   Statement of Operations                                         4

   Statements of Changes in Net Assets                             5

   Financial Highlights                                            6

   Notes to Financial Statements                                   9

---------------------------------------------------------------------

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.


(C) 2004 Delaware Distributors, L.P.

Statement                                        DELAWARE DIVERSIFIED VALUE FUND
  OF NET ASSETS                                    May 31, 2004 (Unaudited)



                                                         Number of   Market
                                                          Shares      Value

COMMON STOCK - 98.96%

Aerospace & Defense - 2.30%
   Goodrich (B.F.)                                         5,200  $  145,756
   Honeywell International                                 8,800     296,560
   Northrop Grumman                                        3,300     340,329
   Raytheon                                                4,900     162,925
   United Technologies                                     4,800     406,128
                                                                  ----------
                                                                   1,351,698
                                                                  ----------
Automobiles & Automotive Parts - 2.11%
   Ford Motor                                             12,000     178,200
   General Motors                                          9,400     426,666
   Johnson Controls                                        5,200     280,384
   Lear                                                    1,600      94,768
   Paccar                                                  4,700     262,260
                                                                  ----------
                                                                   1,242,278
                                                                  ----------
Banking - 13.71%
   AmSouth Bancorp                                         5,300     135,044
   Associated Banc-Corp                                    7,500     219,375
   Bank of America                                        26,585   2,210,011
   Bank One                                                9,100     440,895
   First Horizon National                                  6,200     288,734
   Golden West Financial                                   2,500     271,925
   Mellon Financial                                        7,000     206,080
   National City                                          12,400     440,076
   PNC Financial Services Group                            4,300     237,403
   Union Planters                                         10,800     325,188
   US Bancorp                                             17,700     497,370
   Wachovia                                               20,300     958,363
   Washington Mutual                                      15,000     655,200
   Wells Fargo                                            16,000     940,800
   Zions Bancorporation                                    3,900     239,070
                                                                  ----------
                                                                   8,065,534
                                                                  ----------
Basic Industry/Capital Goods - 1.05%
   General Electric                                        4,900     152,488
   SPX                                                     3,200     139,904
   Textron                                                 3,700     202,205
   Tyco International                                      3,900     120,081
                                                                  ----------
                                                                     614,678
                                                                  ----------
Buildings & Materials - 1.03%
   D.R. Horton                                             6,750     195,075
   KB Home                                                 3,000     197,640
   Masco                                                   7,300     211,335
                                                                  ----------
                                                                     604,050
                                                                  ----------
Cable, Media & Publishing - 6.70%
   Clear Channel Communications                            6,800     269,960
  +Comcast Class A                                        26,200     758,490
  +DIRECTV Group                                          12,200     214,842
   Disney (Walt)                                          13,800     323,886
   Knight-Ridder                                           3,300     250,734
  +Liberty Media Class A                                  32,000     351,360
  +Time Warner                                            61,900   1,054,776
   Viacom Class B                                         19,400     715,666
                                                                  ----------
                                                                   3,939,714
                                                                  ----------

                                                         Number of   Market
                                                          Shares      Value

COMMON STOCK (continued)

Chemicals - 2.50%
   Dow Chemical                                            12,200  $  486,780
   DuPont (E.I.) deNemours                                  6,500     280,800
   Engelhard                                                7,200     217,944
   Lubrizol                                                 4,800     158,928
   PPG Industries                                           2,900     173,420
   Sigma-Aldrich                                            2,700     154,197
                                                                   ----------
                                                                    1,472,069
                                                                   ----------
Computers & Technology - 3.25%
  +Agilent Technologies                                     3,800      97,660
   Factset Research Systems                                 4,000     174,840
   Hewlett-Packard                                         31,100     660,564
   International Business Machines                          5,900     522,681
  +Sandisk                                                  6,100     150,365
   Seagate Technology                                       5,800      71,340
  +Storage Technology                                       4,600     129,950
   Tektronix                                                3,300     104,148
                                                                   ----------
                                                                    1,911,548
                                                                   ----------
Consumer Products - 2.96%
   Clorox                                                   3,900     204,204
   Colgate-Palmolive                                        2,400     137,280
   Deluxe                                                   3,200     137,024
   Eastman Kodak                                            3,600      94,248
   Fortune Brands                                           4,600     346,380
   Gillette                                                 4,700     202,523
   Kimberly-Clark                                           4,800     316,320
   Procter & Gamble                                         2,800     301,896
                                                                   ----------
                                                                    1,739,875
                                                                   ----------
Consumer Services - 0.58%
   Cendant                                                 14,800     339,512
                                                                   ----------
                                                                      339,512
                                                                   ----------
Electronics & Electrical Equipment - 0.79%
  +Energizer Holdings                                       4,400     199,540
   Koninklijke Philips Electronics ADR                      6,700     183,245
  +Sanmina-SCI                                              7,900      83,582
                                                                   ----------
                                                                      466,367
                                                                   ----------
Energy - 10.87%
   Amerada Hess                                             1,400      98,826
   Anadarko Petroleum                                       6,000     327,120
   Apache                                                   2,600     104,936
   Burlington Resources                                     5,900     394,946
   ChevronTexaco                                           11,600   1,048,640
   ConocoPhillips                                           8,100     593,973
   Devon Energy                                             5,900     350,224
   El Paso                                                 29,200     210,532
   Exxon Mobil                                             65,200   2,819,900
   Marathon Oil                                             6,900     230,046
   Occidental Petroleum                                     4,900     216,580
                                                                   ----------
                                                                    6,395,723
                                                                   ----------
Environmental Services - 0.41%
   Waste Management                                         8,300     238,708
                                                                   ----------
                                                                      238,708
                                                                   ----------

Statement                                        DELAWARE DIVERSIFIED VALUE FUND
  OF NET ASSETS (CONTINUED)


                                                         Number of   Market
                                                          Shares      Value

COMMON STOCK (continued)

Finance - 12.73%
   Bear Stearns                                             4,500  $  364,770
   Capital One Financial                                    1,000      70,060
   CIT Group                                               10,100     378,447
   Citigroup                                               62,300   2,892,589
   Countrywide Financial                                    7,000     451,500
   Doral Financial                                          4,400     142,604
   Freddie Mac                                              4,000     233,560
   Goldman Sachs Group                                      4,500     422,595
   J.P. Morgan Chase                                       22,700     836,268
   Lehman Brothers Holdings                                 3,900     295,035
   MBNA                                                     9,000     228,600
   Merrill Lynch                                           10,600     602,080
   Morgan Stanley                                          10,500     561,855
  +Piper Jaffray                                              143       6,921
                                                                   ----------
                                                                    7,486,884
                                                                   ----------

Food, Beverage & Tobacco - 3.48%
   Albertson's                                              5,500     128,865
   Altria Group                                            18,500     887,445
   Anheuser-Busch                                           3,000     159,810
   Coca-Cola                                                1,300      66,755
   Hershey Foods                                            1,200     106,476
   Kellogg                                                  4,600     195,040
   Kraft Foods Class A                                      7,800     232,908
   RJ Reynolds Tobacco Holdings                             1,900     106,780
   Tyson Foods Class A                                      8,000     164,160
                                                                   ----------
                                                                    2,048,239
                                                                   ----------
Healthcare & Pharmaceuticals - 4.36%
  +Anthem                                                   2,900     256,737
   Becton Dickinson                                           900      45,288
   Bristol-Myers Squibb                                    14,500     366,415
   GlaxoSmithKline ADR                                      3,300     140,085
  +Health Net Class A                                       5,600     131,600
   Hillenbrand Industries                                   1,500      88,350
  +Lincare Holdings                                         5,300     178,133
  +Medimmune                                                7,000     168,490
   Merck                                                   12,700     600,710
   Mylan Laboratories                                       6,600     147,246
  +Tenet Healthcare                                        14,500     172,840
   Wyeth                                                    7,400     266,400
                                                                   ----------
                                                                    2,562,294
                                                                   ----------
Insurance - 5.26%
   Allstate                                                10,500     461,790
   American International Group                             9,000     659,700
   Berkley (W.R.)                                           6,300     262,395
   MBIA                                                     3,200     177,248
   MetLife                                                  9,800     348,390
   Nationwide Financial Services Class A                    4,900     179,095
   Old Republic International                               5,800     132,008
   Principal Financial Group                                4,500     157,275
   Progressive                                              1,600     137,232
   Prudential Financial                                     9,700     429,710
   Torchmark                                                2,800     151,732
                                                                   ----------
                                                                    3,096,575
                                                                   ----------
Internet Services - 0.34%
  +InterActiveCorp                                          6,400     200,064
                                                                   ----------
                                                                      200,064
                                                                   ----------

                                                         Number of   Market
                                                          Shares      Value

COMMON STOCK (continued)

Leisure, Lodging & Entertainment - 0.49%
   Marriott International Class A                           5,800   $ 286,114
                                                                   ----------
                                                                      286,114
                                                                   ----------
Machinery - 1.43%
   Black & Decker                                           2,100     125,853
   Caterpillar                                              4,400     331,540
   Cummins                                                  2,900     168,896
   Rockwell Automation                                      6,400     216,704
                                                                   ----------
                                                                      842,993
                                                                   ----------
Metals & Mining - 0.83%
   Alcoa                                                   12,200     381,860
   Freeport-McMoRan Copper & Gold Class B                   3,200     107,616
                                                                   ----------
                                                                      489,476
                                                                   ----------
Packaging & Containers - 0.25%
   Sonoco Products                                          5,800     144,420
                                                                   ----------
                                                                      144,420
                                                                   ----------
Paper & Forest Products - 1.33%
   Domtar                                                   9,200     113,528
   International Paper                                      7,500     314,475
   Weyerhaeuser                                             5,900     356,832
                                                                   ----------
                                                                      784,835
                                                                   ----------
REITs - 2.28%
   Apartment Investment & Management                        5,200     150,176
   Archstone-Smith Trust                                    4,800     139,440
   Duke Realty                                              4,800     155,328
   Equity Office Properties Trust                           9,900     266,805
   Equity Residential                                       3,800     111,872
   Heritage Property Investment                             5,100     137,394
   Mack-Cali Realty                                         4,400     175,824
   New Plan Excel Realty Trust                              5,400     128,574
   ProLogis                                                 2,300      73,738
                                                                   ----------
                                                                    1,339,151
                                                                   ----------
Retail - 4.04%
  +AutoNation                                               8,700     145,029
   Best Buy                                                 4,900     258,524
   CVS                                                      8,100     337,608
   Federated Department Stores                              2,900     138,359
   Gap                                                      9,700     234,255
   Home Depot                                               4,100     147,272
   Limited Brands                                          10,100     194,930
   McDonald's                                              20,100     530,640
   Sears Roebuck                                            4,600     174,800
   Staples                                                  2,100      57,918
  +Yum Brands                                               4,200     157,500
                                                                   ----------
                                                                    2,376,835
                                                                   ----------
Technology/Semiconductors - 1.00%
  +Agere Systems Class A                                   13,500      34,290
  +Agere Systems Class B                                   21,700      53,165
  +Amkor Technology                                         4,200      43,176
   Intel                                                    9,000     256,950
  +Lam Research                                             1,900      47,747
   Linear Technology                                        3,800     150,708
                                                                   ----------
                                                                      586,036
                                                                   ----------

Statement                                        DELAWARE DIVERSIFIED VALUE FUND
  OF NET ASSETS (CONTINUED)


                                                         Number of   Market
                                                          Shares      Value

COMMON STOCK (continued)

Technology/Software - 1.09%
   Adobe Systems                                            5,300  $  236,539
  +Citrix Systems                                           6,300     132,615
   Microsoft                                                6,500     171,275
  +Oracle                                                   9,000     101,880
                                                                   ----------
                                                                      642,309
                                                                   ----------
Telecommunications - 5.94%
   BellSouth                                               21,800     544,128
   CenturyTel                                               5,200     155,428
  +Ciena                                                   18,900      68,040
  +Cisco Systems                                            7,100     157,265
  +Foundry Networks                                         2,700      33,318
  +Level 3 Communications                                  26,100     101,790
  +Lucent Technologies                                     20,400      72,828
   Motorola                                                 4,700      92,919
   Nokia ADR                                               12,900     177,246
   SBC Communications                                      38,400     910,080
  +UTStarcom                                                5,900     183,579
   Verizon Communications                                  28,800     995,904
                                                                   ----------
                                                                    3,492,525
                                                                   ----------
Transportation & Shipping - 0.81%
   FedEx                                                    4,100     301,678
   Union Pacific                                            3,000     174,960
                                                                   ----------
                                                                      476,638
                                                                   ----------
Utilities - 5.04%
   CenterPoint Energy                                      13,000     140,920
   Dominion Resources                                       4,800     302,256
   Edison International                                    10,200     246,228
   Exelon                                                  12,400     412,920
   FPL Group                                                4,700     299,625
   Oneok                                                    7,100     151,727
   PPL                                                      7,400     319,310
   Public Service Enterprise Group                          8,000     337,280
   Sempra Energy                                            5,000     166,850
   Southern                                                 5,300     153,276
   TECO Energy                                              8,700     105,792
   TXU                                                      8,800     328,856
                                                                   ----------
                                                                    2,965,040
                                                                   ----------
TOTAL COMMON STOCK (cost $52,302,633)                              58,202,182
                                                                   ----------
                                                         Principal
                                                          Amount

REPURCHASE AGREEMENTS - 0.68%

  With BNP Paribas 0.98% 6/1/04
    (dated 5/28/04, to be repurchased at
    $156,517 collateralized by $117,600
    U.S. Treasury Bills due 11/4/04,
    market value $116,949, and $42,900
    U.S. Treasury Bills due 11/26/04,
    market value $42,690)                              $156,500     156,500
  With J.P. Morgan Securities 0.92% 6/1/04
    (dated 5/28/04, to be repurchased at
    $114,612 collateralized by $114,600
    U.S. Treasury Notes 2.875% due 6/30/04,
    market value $116,225, and $700
    U.S. Treasury Notes 4.75% due 11/15/08,
    market value $718)                                  114,600     114,600

                                                         Principal    Market
                                                          Amount       Value

  With UBS Warburg 0.97% 6/1/04
    (dated 5/28/04, to be repurchased at
    $129,914 collateralized by $38,200
    U.S. Treasury Notes 3.25% due 5/31/04,
    market value $38,819, $38,200 U.S. Treasury
    Notes 10.75% due 8/15/05, market value
    $43,424, $7,900 U.S. Treasury Notes 7.00%
    due 7/15/06, market value $8,905,
    and $38,200 U.S. Treasury Notes 5.625%
    due 5/15/08, market value $41,419)                  $129,900  $  129,900
                                                                  ----------

TOTAL REPURCHASE AGREEMENTS (cost $401,000)                          401,000
                                                                  ----------

TOTAL MARKET VALUE OF SECURITIES - 99.64%
  (cost $52,703,633)                                              58,603,182
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 0.36%                                         211,723
                                                                  ----------
NET ASSETS APPLICABLE TO 5,837,772 SHARES
  OUTSTANDING - 100.00%                                          $58,814,905
                                                                 ===========

Net Asset Value - Delaware Diversified Value Fund
  Class A ($1,944,177 / 193,099 Shares)                               $10.07
                                                                      ------
Net Asset Value - Delaware Diversified Value Fund
  Class B ($814,242 / 81,157 Shares)                                  $10.03
                                                                      ------
Net Asset Value - Delaware Diversified Value Fund
  Class C ($279,026 / 27,809 Shares)                                  $10.03
                                                                      ------
Net Asset Value - Delaware Diversified Value Fund
  Institutional Class ($55,777,460 / 5,535,707 Shares)                $10.08
                                                                      ------

COMPONENTS OF NET ASSETS AT MAY 31, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                             $53,548,385
Undistributed net investment income                                  328,950
Accumulated net realized loss on investments                        (961,979)
Net unrealized appreciation of investments                         5,899,549
                                                                 -----------
               Total net assets                                  $58,814,905
                                                                 ===========

+Non-income producing security for the period ended May 31, 2004.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

NET ASSET VALUE AND OFFERING PRICE PER SHARE --
  DELAWARE DIVERSIFIED VALUE FUND
Net asset value Class A (A)                                           $10.07
Sales charge (5.75% of offering or 6.06%
  of the amount invested per share) (B)                                 0.61
                                                                      ------
Offering price                                                        $10.68
                                                                      ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement                              DELAWARE DIVERSIFIED VALUE FUND
  OF OPERATIONS                        Six Months Ended May 31, 2004 (Unaudited)


INVESTMENT INCOME:
   Dividends                                                $591,810
   Interest                                                    2,499
   Foreign tax withheld                                         (121)               $  594,188
                                                            --------                ----------

EXPENSES:
   Management fees                                           171,306
   Registration fees                                          19,985
   Accounting and administration expenses                      8,845
   Reports and statements to shareholders                      8,000
   Distribution expenses -- Class A                            2,202
   Distribution expenses -- Class B                            2,944
   Distribution expenses -- Class C                              851
   Legal and professional fees                                 2,882
   Dividend disbursing and transfer agent fees and expenses    2,810
   Trustees' fees                                              1,423
   Custodian fees                                              1,186
   Other                                                       1,195                   223,629
                                                            --------
   Less expenses absorbed or waived                                                    (19,422)
   Less waiver of distribution expenses - Class A                                         (367)
   Less expenses paid indirectly                                                          (468)
                                                                                    ----------
   Total expenses                                                                      203,372
                                                                                    ----------
   NET INVESTMENT INCOME                                                               390,816
                                                                                    ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on Investments                                                  1,425,276
   Net change in unrealized appreciation/depreciation of investments                 1,322,165
                                                                                    ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                      2,747,441
                                                                                    ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $3,138,257
                                                                                    ==========

See accompanying notes

Statements                                       DELAWARE DIVERSIFIED VALUE FUND
  OF CHANGES IN NET ASSETS


                                                                                                        Six Months          Year
                                                                                                           Ended           Ended
                                                                                                          5/31/04         11/30/03
                                                                                                        (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                                  $  390,816     $   502,811
  Net realized gain (loss) on investments                                                                 1,425,276        (267,031)
  Net change in unrealized appreciation/depreciation of investments                                       1,322,165       5,422,498
                                                                                                         ----------     -----------
  Net increase in net assets resulting from operations                                                    3,138,257       5,658,278
                                                                                                         ----------     -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                                                  (7,702)           (664)
    Class B                                                                                                  (1,151)           (496)
    Class C                                                                                                    (360)            (60)
    Institutional Class                                                                                    (520,206)       (280,307)
                                                                                                         ----------     -----------
                                                                                                           (529,419)       (281,527)
                                                                                                         ----------     -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                               2,369,150         642,162
    Class B                                                                                                 439,563         366,291
    Class C                                                                                                 145,201         122,624
    Institutional Class                                                                                  12,985,640      19,558,554


  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                                   7,395             590
    Class B                                                                                                   1,013             400
    Class C                                                                                                     360              --
    Institutional Class                                                                                     520,206         280,307
                                                                                                         ----------     -----------
                                                                                                         16,468,528      20,970,928
                                                                                                         ----------     -----------
  Cost of shares repurchased:
    Class A                                                                                              (1,181,397)        (20,527)
    Class B                                                                                                 (32,461)        (34,406)
    Class C                                                                                                  (7,739)        (30,321)
    Institutional Class                                                                                  (1,321,265)     (7,339,770)
                                                                                                         ----------     -----------
                                                                                                         (2,542,862)     (7,425,024)
                                                                                                         ----------     -----------
Increase in net assets derived from capital share transactions                                           13,925,666      13,545,904
                                                                                                         ----------     -----------
NET INCREASE IN NET ASSETS                                                                               16,534,504      18,922,655

NET ASSETS:
  Beginning of period                                                                                    42,280,401      23,357,746
                                                                                                         ----------     -----------
  End of period (including undistributed net investment income of $328,950 and $467,553, respectively)  $58,814,905     $42,280,401
                                                                                                        -----------     -----------


See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                  Delaware Diversified Value Fund Class A

                                                              Six Months
                                                                Ended                     Year Ended
                                                               5/31/04(2)  11/30/03    11/30/02    11/30/01   11/30/00(1)
                                                              (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $9.480      $8.300       $9.490     $10.150      $10.690

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)                                        0.063       0.110        0.113       0.116        0.125
Net realized and unrealized gain (loss) on investments          0.621       1.151       (1.231)     (0.309)       0.092
                                                               ------      ------      -------     -------      -------
Total from investment operations                                0.684       1.261       (1.118)     (0.193)       0.217
                                                               ------      ------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.094)     (0.081)      (0.072)     (0.103)      (0.070)
Net realized gain on investments                                   --          --           --      (0.147)      (0.687)
In excess of net realized gain on investments                      --          --           --      (0.217)          --
                                                               ------      ------      -------     -------      -------
Total dividends and distributions                              (0.094)     (0.081)      (0.072)     (0.467)      (0.757)
                                                               ------      ------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $10.070      $9.480       $8.300      $9.490      $10.150
                                                              =======      ======      =======     =======      =======

TOTAL RETURN(4)                                                 7.24%      15.37%      (11.88%)     (2.11%)       2.32%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $1,944        $717          $42         $22          $23
Ratio of expenses to average net assets                         1.00%       1.00%        1.03%       0.75%        0.75%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.12%       1.26%        1.60%       1.08%        1.10%
Ratio of net investment income to average net assets            1.25%       1.29%        1.27%       1.18%        1.23%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            1.13%       1.03%        0.70%       0.85%        0.88%
Portfolio turnover                                                45%        101%          61%        101%         130%


(1) Shares of the Delaware Diversified Value Fund Class A were initially offered on September 15, 1998. Prior to the fiscal year ended November 30, 2000, there was a balance of 1 share representing the initial seed purchase. Financial Highlights for the period ended November 30, 1999 is not presented because the data is not believed to be meaningful.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                    Delaware Diversified               Delaware Diversified
                                                                     Value Fund Class B                 Value Fund Class C

                                                             Six Months               5/1/02(1)   Six Months               5/1/02(1)
                                                                Ended     Year Ended     to         Ended      Year Ended     to
                                                             5/31/04(2)    11/30/03    11/30/02   5/31/04(2)    11/30/03   11/30/02
                                                             (Unaudited)                          (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $9.420      $8.310       $9.700      $9.420       $8.280      $9.700

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)                                        0.025       0.044        0.030       0.025        0.044       0.032
Net realized and unrealized gain (loss) on investments          0.612       1.147       (1.420)      0.612        1.155      (1.452)
                                                               ------      ------      -------     -------      -------     -------
Total from investment operations                                0.637       1.191       (1.390)      0.637        1.199      (1.420)
                                                               ------      ------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.027)     (0.081)          --      (0.027)      (0.059)         --
                                                               ------      ------      -------     -------      -------     -------
Total dividends and distributions                              (0.027)     (0.081)          --      (0.027)      (0.059)         --
                                                               ------      ------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $10.030      $9.420       $8.310     $10.030       $9.420      $8.280
                                                              =======      ======      =======     =======       ======     =======

TOTAL RETURN(4)                                                 6.77%      14.50%      (14.33%)      6.77%       14.60%     (14.64%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $814        $383          $13        $279         $133         $27
Ratio of expenses to average net assets                         1.75%       1.75%        1.93%       1.75%        1.75%       1.93%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.82%       1.96%        2.62%       1.82%        1.96%       2.62%
Ratio of net investment income to average net assets            0.50%       0.54%        0.59%       0.50%        0.54%       0.59%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly      0.43%       0.33%       (0.10%)      0.43%        0.33%      (0.10%)
Portfolio turnover                                                45%        101%          61%         45%         101%         61%


(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                      Delaware Diversified Value Fund Institutional Class

                                                             Six Months
                                                                Ended                      Year Ended
                                                             5/31/04(1)   11/30/03    11/30/02    11/30/01     11/30/00    11/30/99
                                                             (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $9.500      $8.310       $9.490     $10.150      $10.690      $9.540

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.076       0.132        0.126       0.116        0.125       0.129
Net realized and unrealized gain (loss) on investments          0.621       1.155       (1.234)     (0.309)       0.092       1.108
                                                              -------      ------      -------     -------      -------     -------
Total from investment operations                                0.697       1.287       (1.108)     (0.193)       0.217       1.237
                                                              -------      ------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.117)     (0.097)      (0.072)     (0.103)      (0.070)     (0.037)
Net realized gain on investments                                   --          --           --      (0.147)      (0.687)     (0.050)
In excess of net realized gain on investments                      --          --           --      (0.217)          --          --
                                                              -------      ------      -------     -------      -------     -------
Total dividends and distributions                              (0.117)     (0.097)      (0.072)     (0.467)      (0.757)     (0.087)
                                                              -------      ------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $10.080      $9.500       $8.310      $9.490      $10.150     $10.690
                                                              =======      ======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 7.37%      15.70%      (11.77%)     (2.11%)       2.32%      13.05%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $55,778     $41,047      $23,276     $13,980      $15,327      $5,143
Ratio of expenses to average net assets                         0.75%       0.75%        0.87%       0.75%        0.75%       0.75%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       0.82%       0.96%        1.30%       0.78%        0.80%       1.24%
Ratio of net investment income to average net assets            1.50%       1.54%        1.43%       1.18%        1.23%       1.25%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            1.43%       1.33%        1.00%       1.15%        1.18%       0.76%
Portfolio turnover                                                45%        101%          61%        101%         130%        111%


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes                                            DELAWARE DIVERSIFIED VALUE FUND
  TO FINANCIAL STATEMENTS                        May 31, 2004 (Unaudited)


Delaware Group Equity Funds II (the "Trust") is organized as a Delaware statutory trust and offers four series: Delaware Diversified Value Fund, Delaware Large Cap Value Fund (formerly Delaware Decatur Equity Income Fund), Delaware Growth and Income Fund and Delaware Social Awareness Fund. These financial statements and the related notes pertain to Delaware Diversified Value Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately 8 years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. Class R shares have not commenced operations.

The investment objective of the Fund is to achieve capital appreciation with current income as a secondary objective.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain from investments, if any, annually.

Through March 31, 2004, certain expenses of the Fund were paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $422 for the period ended May 31, 2004. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended May 31, 2004 were approximately $46. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.75% of average daily net assets of the Fund through January 31, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, and 0.60% of the average daily net assets of the Class R shares. DDLP has contracted to waive distribution and service fees through January 31, 2005 in order to prevent distribution and service fees of the Class A shares from exceeding 0.25% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

At May 31, 2004, the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                     $28,319
  Dividend disbursing, transfer agent,
    accounting and administration fees and
    other expenses payable to DSC                                2,762
  Other expenses payable to DMC and affiliates*                  4,660

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement the Fund bears the cost of certain legal services expenses, including in house legal services provided to the Fund by DMC employees. For the six months ended May 31, 2004, the Diversified Value Fund had costs of $1,629.

For the period ended May 31, 2004, DDLP earned $1,610 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

Notes                                            DELAWARE DIVERSIFIED VALUE FUND
  TO FINANCIAL STATEMENTS (CONTINUED)


3. INVESTMENTS
For the six months ended May 31, 2004, the Fund made purchases of $24,986,946 and sales of $11,606,392 of investment securities other than short-term investments.

At May 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2004, the cost of investments was $53,540,548. At May 31, 2004, the net unrealized appreciation was $5,062,634 of which $6,674,620 related to unrealized appreciation of investments and $1,611,986 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles . The tax character of dividends and distributions paid during the period ended May 31, 2004 and the year ended November 30, 2003 was as follows:

                                          5/31/04*            11/30/03
                                         ---------            --------
     Ordinary income                      $529,419            $281,527

*Tax information for the period ended May 31, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2004, the estimated components of net assets on a tax basis were as follows:

   Shares of beneficial interest                         $53,548,385
   Undistributed ordinary income                             328,950
   Capital loss carryforwards                               (125,064)
   Unrealized appreciation of investments                  5,062,634
                                                         -----------
   Net assets                                            $58,814,905
                                                         ===========

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,543,872 expires in 2010.

For the six months ended June 30, 2004, the Fund had capital gains of $1,418,808, which may be offset by the capital loss carryforwards.

5. CAPITAL
Shares Transactions in capital shares were as follows:

                                              Six Months            Year
                                                 Ended             Ended
                                                5/31/04           11/30/03

Shares sold:
  Class A                                       232,965             73,086
  Class B                                        43,662             42,941
  Class C                                        14,500             14,392
  Institutional Class                         1,294,568          2,338,783

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                           755                 73
  Class B                                           103                 50
  Class C                                            37                 --
  Institutional Class                            53,137             34,907
                                              ---------          ---------
                                              1,639,727          2,504,232
                                              ---------          ---------

Shares repurchased:
  Class A                                      (116,283)            (2,515)
  Class B                                        (3,286)            (3,831)
  Class C                                          (814)            (3,588)
  Institutional Class                          (133,318)          (852,729)
                                              ---------          ---------
                                               (253,701)          (862,663)
                                              ---------          ---------
Net increase                                  1,386,026          1,641,569
                                              =========          =========

For the six months ended May 31, 2004, 1,929 Class B shares were converted to 1,918 Class A shares valued at $18,852. The amount is included in Class B redemptions and Class A subscriptions in the table above and the Statement of Changes in Net Assets.

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one-third of their net assets under the agreement. The Fund had no amount outstanding at May 31, 2004, or at any time during the period.

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown . However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)



This semiannual report is for the information of Delaware Diversified Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Diversified Value Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                               AFFILIATED OFFICERS                           CONTACT INFORMATION
JUDE T. DRISCOLL                                JOSEPH H. HASTINGS                            INVESTMENT MANAGER
Chairman                                        Executive Vice President and                  Delaware Management Company
Delaware Investments Family of Funds            Chief Financial Officer                       Philadelphia, PA
Philadelphia, PA                                Delaware Investments Family of Funds
                                                Philadelphia, PA                              INTERNATIONAL AFFILIATE
WALTER P. BABICH                                                                              Delaware International Advisers Ltd.
Board Chairman                                  RICHELLE S. MAESTRO                           London, England
Citadel Construction Corporation                Executive Vice President,
King of Prussia, PA                             Chief Legal Officer and Secretary             NATIONAL DISTRIBUTOR
                                                Delaware Investments Family of Funds          Delaware Distributors, L.P.
JOHN H. DURHAM                                  Philadelphia, PA                              Philadelphia, PA
Private Investor
Gwynedd Valley, PA                              MICHAEL P. BISHOF                             SHAREHOLDER SERVICING, DIVIDEND
                                                Senior Vice President and Treasurer           DISBURSING AND TRANSFER AGENT
JOHN A. FRY                                     Delaware Investments Family of Funds          Delaware Service Company, Inc.
President                                       Philadelphia, PA                              2005 Market Street
Franklin & Marshall College                                                                   Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                              FOR SHAREHOLDERS
ANTHONY D. KNERR                                                                              800 523-1918
Managing Director
Anthony Knerr & Associates                                                                    FOR SECURITIES DEALERS AND FINANCIAL
New York, NY                                                                                  INSTITUTIONS REPRESENTATIVES ONLY
                                                                                              800 362-7500
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                                         WEB SITE
National Gallery of Art                                                                       www.delawareinvestments.com
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------


(8782)                                                        Printed in the USA
SA-456 [5/04] IVES 7/04                                                    J9718

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
VALUE-EQUITY                              A member of Lincoln Financial Group(R)





Semiannual Report MAY 31, 2004

--------------------------------------------------------------------------------

                         DELAWARE LARGE CAP VALUE FUND




[LOGO] POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

--------------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                         1

  Statement of Operations                                         4

  Statements of Changes in Net Assets                             5

  Financial Highlights                                            6

  Notes to Financial Statements                                  11

--------------------------------------------------------------------








Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

Statement                                          DELAWARE LARGE CAP VALUE FUND
  OF NET ASSETS                                    May 31, 2004 (Unaudited)


                                                         Number of    Market
                                                           Shares      Value

COMMON STOCK - 98.77%

Aerospace & Defense - 0.92%
   Honeywell International                                444,000   $ 14,962,800
                                                                    ------------
                                                                      14,962,800
                                                                    ------------
Automobiles & Automotive Parts - 2.15%
  *General Motors                                         317,100     14,393,169
   Goodrich (B.F.)                                        734,700     20,593,641
                                                                    ------------
                                                                      34,986,810
                                                                    ------------
Banking & Finance - 23.44%
   American Express                                       666,700     33,801,690
   Bank of America                                        613,792     51,024,530
   Bank One                                               190,000      9,205,500
   Citigroup                                            1,053,612     48,919,205
   Goldman Sachs Group                                    346,200     32,511,642
   J.P. Morgan Chase                                    1,107,330     40,794,037
  *MBNA                                                 1,326,800     33,700,720
   Mellon Financial                                       752,800     22,162,432
   Morgan Stanley                                         785,300     42,021,403
   SLM                                                     12,100        463,793
   US Bancorp                                           1,222,600     34,355,060
   Wells Fargo                                            559,000     32,869,200
                                                                    ------------
                                                                     381,829,212
                                                                    ------------
Buildings & Materials - 1.81%
   Ecolab                                                  13,300        405,783
   Masco                                                1,004,700     29,086,065
                                                                    ------------
                                                                      29,491,848
                                                                    ------------
Cable, Media & Publishing - 4.86%
   Gannett                                                  7,200        632,160
   Knight-Ridder                                          213,100     16,191,338
   New York Times                                         375,000     17,486,250
   Viacom Class B                                         787,163     29,038,443
  +Westwood One                                           586,100     15,900,893
                                                                    ------------
                                                                      79,249,084
                                                                    ------------
Chemicals - 3.60%
   Air Products & Chemicals                               418,000     20,887,460
  *Dow Chemical                                           929,300     37,079,070
   Praxair                                                 17,300        639,927
                                                                    ------------
                                                                      58,606,457
                                                                    ------------
Computers & Technology - 8.55%
  +Cisco Systems                                        1,108,200     24,546,630
   First Data                                             171,300      7,415,577
   Intel                                                  947,000     27,036,850
  +Intuit                                                 406,900     15,942,342
   Microsoft                                              639,400     16,848,190
  +National Semiconductor                               1,108,000     24,010,360
  +Oracle                                               2,070,300     23,435,796
                                                                    ------------
                                                                     139,235,745
                                                                    ------------
Consumer Products - 3.06%
   Clorox                                                 483,400     25,310,824
   Procter & Gamble                                       228,400     24,626,088
                                                                    ------------
                                                                      49,936,912
                                                                    ------------
Electronics & Electrical Equipment - 4.92%
   Eaton                                                  292,600     17,073,210
   Emerson Electric                                       273,100     16,304,070
   General Electric                                     1,503,914     46,801,804
                                                                    ------------
                                                                      80,179,084
                                                                    ------------

                                                         Number of     Market
                                                           Shares      Value
COMMON STOCK (continued)

Energy - 9.86%
  *BP Amoco ADR                                           303,800   $ 16,101,400
   ChevronTexaco                                          192,300     17,383,920
   ConocoPhillips                                          10,766        789,471
   Exxon Mobil                                          1,059,580     45,826,835
  *Kerr-McGee                                             664,700     32,736,475
 *+Noble                                                  722,800     24,907,688
   Occidental Petroleum                                   516,800     22,842,560
                                                                    ------------
                                                                     160,588,349
                                                                    ------------
Food, Beverage & Tobacco - 6.49%
   Anheuser-Busch                                         700,800     37,331,616
   Coca-Cola                                              585,900     30,085,965
   General Mills                                          451,000     20,768,550
   PepsiCo                                                314,000     16,758,180
  *Sysco                                                   21,600        810,000
                                                                    ------------
                                                                     105,754,311
                                                                    ------------
Healthcare & Pharmaceuticals - 9.63%
   Abbott Laboratories                                    448,900     18,499,169
   GlaxoSmithKline ADR                                    376,300     15,973,935
   HCA                                                    407,800     15,834,874
 *+Health Net Class A                                     537,200     12,624,200
   Merck                                                  432,800     20,471,440
   Pfizer                                                 812,785     28,723,822
 *+Tenet Healthcare                                     1,760,000     20,979,200
   Wyeth                                                  659,400     23,738,400
                                                                    ------------
                                                                     156,845,040
                                                                    ------------
Industrial Machinery - 1.45%
   Caterpillar                                            305,000     22,981,750
   Ingersoll-Rand Class A                                   9,600        626,880
                                                                    ------------
                                                                      23,608,630
                                                                    ------------
Insurance - 4.96%
   AFLAC                                                   15,500        629,300
   American International Group                            31,137      2,282,342
   Cigna                                                  300,900     20,401,020
  *PMI Group                                              666,100     28,755,537
   Prudential Financial                                   648,200     28,715,260
                                                                    ------------
                                                                      80,783,459
                                                                    ------------
Leisure, Lodging & Entertainment - 1.07%
   Starwood Hotels & Resorts Worldwide                    412,600     17,403,468
                                                                    ------------
                                                                      17,403,468
                                                                    ------------
Metals & Mining - 1.33%
  *Alcoa                                                  691,000     21,628,300
                                                                    ------------
                                                                      21,628,300
                                                                    ------------
Paper & Forest Products - 2.29%
   International Paper                                    510,608     21,409,793
   Weyerhaeuser                                           262,000     15,845,760
                                                                    ------------
                                                                      37,255,553
                                                                    ------------
Retail - 1.66%
   Limited Brands                                         738,900     14,260,770
  *TJX                                                    513,000     12,778,830
                                                                    ------------
                                                                      27,039,600
                                                                    ------------
Telecommunications - 3.46%
   Alltel                                                 623,400     31,562,742
  *BCE                                                  1,247,600     24,827,240
                                                                    ------------
                                                                      56,389,982
                                                                    ------------

Statement                                          DELAWARE LARGE CAP VALUE FUND
  OF NET ASSETS (CONTINUED)

                                                        Number of      Market
                                                          Shares       Value
COMMON STOCK (continued)

Textiles, Apparel & Furniture - 1.03%
   NIKE                                                   236,500  $  16,826,975
                                                                   -------------
                                                                      16,826,975
                                                                   -------------
Utilities - 2.23%
   Dominion Resources                                     330,100     20,786,397
  *FPL Group                                              242,600     15,465,750
                                                                   -------------
                                                                      36,252,147
                                                                   -------------

TOTAL COMMON STOCK (cost $1,437,613,820)                           1,608,853,766
                                                                   -------------

                                                         Principal
                                                          Amount

REPURCHASE AGREEMENTS - 1.33%

  With BNP Paribas 0.98% 6/1/04
    (dated 5/28/04, to be repurchased at
    $8,475,923 collateralized by $6,368,000
    U.S. Treasury Bills due 11/4/04,
    market value $6,334,201, $2,327,000
    U.S. Treasury Bills due 11/26/04,
    market value $2,312,199)                           $8,475,000      8,475,000
  With J.P. Morgan Securities 0.92% 6/1/04
    (dated 5/28/04, to be repurchased at
    $6,208,635 collateralized by
    $6,208,000 U.S. Treasury Notes 2.875%
    due 6/30/04, market value $6,294,991,
    $37,000 U.S. Treasury Notes 4.75%
    due 11/15/08, market value $38,890)                 6,208,000      6,208,000
  With UBS Warburg 0.97% 6/1/04
    (dated 5/28/04, to be repurchased at
    $7,036,758 collateralized by $2,069,000
    U.S. Treasury Notes 3.25% due 5/31/04,
    market value $2,102,519, $2,069,000
    U.S. Treasury Notes 10.75% due
    8/15/05, market value $2,351,947,
    $432,000 U.S. Treasury Notes 7.00%
    due 7/15/06, market value $482,332,
    $2,069,442 U.S. Treasury Notes 5.625%
    due 5/15/08, market value $2,243,313)               7,036,000      7,036,000
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (cost $21,719,000)                                                  21,719,000
                                                                   -------------
TOTAL MARKET VALUE OF SECURITIES BEFORE
  SECURITIES LENDING COLLATERAL - 100.10%
  (cost $1,459,332,820)                                            1,630,572,766
                                                                   -------------

SECURITIES LENDING COLLATERAL** - 1.12%

Short-Term Investments
  Abbey National New York
    1.10% 6/07/04                                         337,217        337,209
    1.19% 10/15/04                                        311,752        319,609
  ABN AMRO Bank Chicago 1.07% 6/07/04                     471,349        471,349
  ABN AMRO Bank Tokyo 1.10% 7/20/04                       336,690        336,687
  Barclays 1.10% 8/19/04                                  511,857        511,790
  Bayerische Landesbank 1.154% 8/30/04                    269,288        269,306
  CDC Ixis 1.485% 11/12/04                                538,631        538,699
  Citibank 1.06% 7/06/04                                  538,698        538,699
  Citigroup Global Markets                              5,521,288      5,521,288
  Credit Suisse First Boston 1.60% 12/13/04               538,559        538,699
  Deutsche Bank Financial 1.33% 2/22/05                   134,651        134,777
  Fortis Bank 1.10% 7/26/04                               677,989        678,158

                                                      Principal      Market
                                                        Amount        Value

SECURITIES LENDING COLLATERAL** (continued)

Short-Term Investments (continued)
  General Electric Capital
    1.103% 10/25/04                                   $229,046 $      229,303
    1.118% 2/3/05                                      202,016        202,295
    1.132% 10/04/04                                    202,039        202,206
  Goldman Sachs Group
    1.14% 7/20/04                                      538,673        538,699
    1.245% 12/08/03                                    316,486        316,486
  ING Bank
    1.06% 6/03/04                                      269,348        269,349
    1.10% 9/30/04                                      539,063        538,699
  Marsh & McLennan 1.291% 6/15/04                      344,866        345,590
  Merrill Lynch Mortgage Capital
    1.163% 7/12/04                                     538,699        538,699
  Morgan Stanley Dean Witter 1.22% 6/28/05             134,675        134,675
  Robabank 1.065% 3/02/05                              673,366        673,204
  Royal Bank of Scotland London
    1.06% 7/02/04                                      673,589        673,584
  Societe Generale
    1.06% 6/03/04                                      269,349        269,350
    1.148% 12/08/04                                    538,597        538,597
  Svenska Stockholm 1.10% 8/09/04                      673,446        673,374
  Union Bank of Switzerland 1.13% 12/20/04             674,927        673,374
  Wachovia Bank NA 1.127% 11/15/04                     538,712        538,930
  Wells Fargo Bank 1.04% 6/30/04                       673,373        673,374
                                                               --------------
TOTAL SECURITIES LENDING COLLATERAL
  (cost $18,226,058)                                               18,226,058
                                                               --------------

TOTAL MARKET VALUE OF SECURITIES - 101.22%
  (cost $1,477,558,878)                                         1,648,798,824++
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (1.12%)**                                  (18,226,058)
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (0.10%)                                           (1,648,592)
                                                               --------------
NET ASSETS APPLICABLE TO 94,996,141
  SHARES OUTSTANDING - 100.00%                                 $1,628,924,174
                                                               ==============

Net Asset Value - Delaware Large Cap Value Fund
  Class A ($1,286,411,662 / 74,962,764 Shares)                         $17.16
                                                                       ------
Net Asset Value - Delaware Large Cap Value Fund
  Class B ($198,801,839 / 11,657,576 Shares)                           $17.05
                                                                       ------
Net Asset Value - Delaware Large Cap Value Fund
  Class C ($45,756,203 / 2,666,690 Shares)                             $17.16
                                                                       ------
Net Asset Value - Delaware Large Cap Value Fund
  Class R ($1,043,223 / 60,861 Shares)                                 $17.14
                                                                       ------
Net Asset Value - Delaware Large Cap Value Fund
  Institutional Class ($96,911,247 / 5,648,250 Shares)                 $17.16
                                                                       ------

Statement                                          DELAWARE LARGE CAP VALUE FUND
  OF NET ASSETS (CONTINUED)



COMPONENTS OF NET ASSETS AT MAY 31, 2004:

Shares of beneficial interest
  (unlimited authorization - no par)                             $1,683,334,306
Undistributed net investment income***                                1,779,283
Accumulated net realized loss on investments                       (227,429,361)
Net unrealized appreciation of investments                          171,239,946
                                                                 --------------
Total net assets                                                 $1,628,924,174
                                                                 --------------

  *Security is fully or partially on loan.

 **See Note #8 in "Notes to Financial Statements."

***Undistributed net investment income includes net realized losses on foreign currencies. Net realized losses on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

  +Non-income producing security for the period ended May 31, 2004.

 ++Includes $17,933,809 of securities loaned.

+++See Note #4 in "Notes to Financial Statements."

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE LARGE CAP VALUE FUND
Net asset value Class A (A)                                              $17.16
Sales charge (5.75% of offering price,
  or 6.12% of amount invested per share) (B)                               1.05
                                                                         ------
Offering price                                                           $18.21
                                                                         ======


(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement                              DELAWARE LARGE CAP VALUE FUND
  OF OPERATIONS                        Six Months Ended May 31, 2004 (Unaudited)


INVESTMENT INCOME:
  Dividends                                                                  $13,428,099
  Interest                                                                       103,230
  Securities lending income                                                       57,783              $ 13,589,112
                                                                             -----------              ------------

EXPENSES:
  Management fees                                                              3,947,991
  Distribution expenses - Class A                                              1,380,866
  Distribution expenses - Class B                                                602,581
  Distribution expenses - Class C                                                143,328
  Distribution expenses - Class R                                                  2,665
  Dividend disbursing and transfer agent fees and expenses                     1,329,140
  Reports and statements to shareholders                                         287,157
  Accounting and administration expenses                                         239,275
  Registration fees                                                              157,267
  Legal and professional fees                                                     36,693
  Custodian fees                                                                  23,164
  Trustees' fees                                                                  22,000
  Other                                                                           91,430                 8,263,557
                                                                             -----------
  Less expenses paid indirectly                                                                             (9,683)
                                                                                                      ------------
  Total operating expenses                                                                               8,253,874
                                                                                                      ------------
NET INVESTMENT INCOME                                                                                    5,335,238
                                                                                                      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on:
  Investments                                                                                           76,768,467
  Foreign currencies                                                                                        (4,144)
                                                                                                      ------------
  Net realized gain                                                                                     76,764,323
  Net change in unrealized appreciation/depreciation of investments                                     (9,654,354)
                                                                                                      ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES                                  67,109,969
                                                                                                      ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $72,445,207
                                                                                                      ============


See accompanying notes

Statements                                         DELAWARE LARGE CAP VALUE FUND
  OF CHANGES IN NET ASSETS

                                                                                            Six Months            Year
                                                                                               Ended              Ended
                                                                                              5/31/04            11/30/03
                                                                                            (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                     $   5,335,238      $   12,928,693
  Net realized gain (loss) on investments and foreign currencies                               76,764,323          (8,142,049)
  Net change in unrealized appreciation/depreciation of investments                            (9,654,354)        123,764,997
                                                                                            -------------      --------------
  Net increase in net assets resulting from operations                                         72,445,207         128,551,641
                                                                                            -------------      --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                                    (8,584,442)         (6,955,180)
    Class B                                                                                      (469,649)            (36,646)
    Class C                                                                                       (89,784)             (5,500)
    Class R                                                                                        (6,013)                (62)
    Institutional Class                                                                          (529,972)           (353,397)
                                                                                            -------------      --------------
                                                                                               (9,679,860)         (7,350,785)
                                                                                            -------------      --------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                    63,003,492          32,982,623
    Class B                                                                                     6,823,659           8,422,733
    Class C                                                                                    12,936,947           3,775,235
    Class R                                                                                       444,620             647,752
    Institutional Class                                                                        17,175,879          13,838,801

  Net assets from merger(1):
    Class A                                                                                   354,886,323                   -
    Class B                                                                                   129,663,370                   -
    Class C                                                                                    21,894,855                   -
    Institutional Class                                                                        35,905,405                   -

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                     7,369,221           5,931,383
    Class B                                                                                       413,644              32,222
    Class C                                                                                        82,376               5,093
    Class R                                                                                       529,932                  60
    Institutional Class                                                                             5,992             353,397
                                                                                            -------------      --------------
                                                                                              651,135,715          65,989,299
                                                                                            -------------      --------------
  Cost of shares repurchased:
    Class A                                                                                   (87,877,164)       (120,101,777)
    Class B                                                                                   (17,283,581)        (18,873,009)
    Class C                                                                                    (3,724,225)         (2,684,627)
    Class R                                                                                    (4,733,652)            (12,990)
    Institutional Class                                                                           (94,104)         (6,647,382)
                                                                                            -------------      --------------
                                                                                             (113,712,726)       (148,319,785)
                                                                                            -------------      --------------
Increase (decrease) in net assets derived from capital share transactions                     537,422,989         (82,330,486)
                                                                                            -------------      --------------
NET INCREASE IN NET ASSETS                                                                    600,188,336          38,870,370

NET ASSETS:
  Beginning of period                                                                       1,028,735,838         989,865,468
                                                                                            -------------      --------------
  End of period (including undistributed net investment income of $1,779,283 and
     $6,128,049, respectively)                                                             $1,628,924,174      $1,028,735,838
                                                                                           ==============      ==============


(1) See Note #6 in "Notes to Financial Statements."

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                               Delaware Large Cap Value Fund Class A

                                                            Six Months
                                                              Ended                              Year Ended
                                                            5/31/04(1)   11/30/03     11/30/02    11/30/01     11/30/00    11/30/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $16.240     $14.320      $16.730     $16.770      $17.200     $21.400

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.077       0.205        0.170       0.182        0.370       0.476
Net realized and unrealized gain (loss) on investments          0.999       1.835       (2.381)     (0.062)       0.050      (0.916)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                1.076       2.040       (2.211)      0.120        0.420      (0.440)
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.156)     (0.120)      (0.199)     (0.160)      (0.378)     (0.540)
Net realized gain on investments                                   --          --           --          --       (0.472)     (3.220)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.156)     (0.120)      (0.199)     (0.160)      (0.850)     (3.760)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $17.160     $16.240      $14.320     $16.730      $16.770     $17.200
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 6.64%      14.34%      (13.34%)      0.75%        2.72%      (2.50%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                    $1,286,412    $895,108     $870,132  $1,132,147   $1,258,738  $1,658,696
Ratio of expenses to average net assets                         1.20%       1.20%        1.11%       1.07%        1.12%       1.03%
Ratio of net investment income to average net assets            0.88%       1.40%        1.10%       1.06%        2.30%       2.59%
Portfolio turnover                                               101%         77%          99%        111%          77%         92%


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                               Delaware Large Cap Value Fund Class B

                                                            Six Months
                                                              Ended                              Year Ended
                                                            5/31/04(1)   11/30/03     11/30/02    11/30/01     11/30/00    11/30/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $16.150     $14.240      $16.630     $16.690      $17.120     $21.320

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.014       0.096        0.054       0.054        0.248       0.333
Net realized and unrealized gain (loss) on investments          0.992       1.821       (2.364)     (0.063)       0.059      (0.918)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                1.006       1.917       (2.310)     (0.009)       0.307      (0.585)
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.106)     (0.007)      (0.080)     (0.051)      (0.265)     (0.395)
Net realized gain on investments                                   --          --           --          --       (0.472)     (3.220)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.106)     (0.007)      (0.080)     (0.051)      (0.737)     (3.615)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $17.050     $16.150      $14.240     $16.630      $16.690     $17.120
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 6.24%      13.47%      (13.96%)     (0.05%)       2.01%      (3.27%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $198,802     $74,019      $75,707    $100,419      $99,266    $151,332
Ratio of expenses to average net assets                         1.94%       1.94%        1.86%       1.82%        1.88%       1.81%
Ratio of net investment income to average net assets            0.14%       0.66%        0.35%       0.31%        1.54%       1.81%
Portfolio turnover                                               101%         77%          99%        111%          77%         92%



(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                               Delaware Large Cap Value Fund Class C

                                                            Six Months
                                                              Ended                              Year Ended
                                                            5/31/04(1)   11/30/03     11/30/02    11/30/01     11/30/00    11/30/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $16.250     $14.320      $16.730     $16.780      $17.220     $21.420

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.013       0.095        0.054       0.053        0.247       0.332
Net realized and unrealized gain (loss) on investments          1.003       1.842       (2.384)     (0.052)       0.050      (0.917)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                1.016       1.937       (2.330)      0.001        0.297      (0.585)
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.106)     (0.007)      (0.080)     (0.051)      (0.265)     (0.395)
Net realized gain on investments                                   --          --           --          --       (0.472)     (3.220)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.106)     (0.007)      (0.080)     (0.051)      (0.737)     (3.615)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $17.160     $16.250      $14.320     $16.730      $16.780     $17.220
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 6.26%      13.53%      (14.00%)      0.02%        1.94%      (3.25%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $45,756     $13,764      $11,098     $13,442      $11,372     $19,511
Ratio of expenses to average net assets                         1.94%       1.94%        1.86%       1.82%        1.88%       1.81%
Ratio of net investment income to average net assets            0.14%       0.66%        0.35%       0.31%        1.54%       1.81%
Portfolio turnover                                               101%         77%          99%        111%          77%         92%


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.



See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                           Delaware Large Cap Value Fund Class R

                                                             Six Months                6/2/03(1)
                                                               Ended                      to
                                                             5/31/04(2)                11/30/03
                                                             (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $16.230                    $15.150

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)                                        0.047                      0.072
Net realized and unrealized gain on investments                 1.005                      1.063
                                                              -------                    -------
Total from investment operations                                1.052                      1.135
                                                              -------                    -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.142)                    (0.055)
                                                              -------                    -------
Total dividends and distributions                              (0.142)                    (0.055)
                                                              -------                    -------

NET ASSET VALUE, END OF PERIOD                                $17.140                    $16.230
                                                              =======                    =======

TOTAL RETURN(4)                                                 6.50%                      7.51%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $1,043                       $654
Ratio of expenses to average net assets                         1.54%                      1.54%
Ratio of net investment income to average net assets            0.54%                      0.91%
Portfolio turnover                                               101%                        77%


(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                            Delaware Large Cap Value Fund Institutional Class

                                                            Six Months                             Year
                                                              Ended                                Ended
                                                            5/31/04(1)   11/30/03     11/30/02    11/30/01     11/30/00    11/30/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $16.240     $14.320      $16.730     $16.770      $17.200     $21.400

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.099       0.242        0.209       0.224        0.408       0.516
Net realized and unrealized gain (loss) on investments          1.000       1.835       (2.380)     (0.065)       0.054      (0.913)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                1.099       2.077       (2.171)      0.159        0.462      (0.397)
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.179)     (0.157)      (0.239)     (0.199)      (0.420)     (0.583)
Net realized gain on investments                                   --          --           --          --       (0.472)     (3.220)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.179)     (0.157)      (0.239)     (0.199)      (0.892)     (3.803)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $17.160     $16.240      $14.320     $16.730      $16.770     $17.200
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 6.79%      14.64%      (13.11%)      1.00%        2.99%      (2.27%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $96,911     $45,191      $32,928     $48,192      $52,020     $89,128
Ratio of expenses to average net assets                         0.94%       0.94%        0.86%       0.82%        0.88%       0.81%
Ratio of net investment income to average net assets            1.14%       1.66%        1.35%       1.31%        2.54%       2.81%
Portfolio turnover                                               101%         77%          99%        111%          77%         92%


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Notes                                              DELAWARE LARGE CAP VALUE FUND
  TO FINANCIAL STATEMENTS                          May 31, 2004 (Unaudited)


Delaware Group Equity Funds II (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware Diversified Value Fund, Delaware Large Cap Value Fund (formerly Delaware Decatur Equity Income Fund), and Delaware Social Awareness Fund. These financial statements and related notes pertain to the Delaware Large Cap Value Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek total return.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

Through March 31, 2004, certain expenses of the Fund were paid through commission arrangements with brokers. The amount of these expenses was approximately $9,019 for the six months ended May 31, 2004. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended May 31, 2004 were approximately $664. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of the investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

Effective March 29, 2004, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.91% of average daily net assets of the Fund through March 26, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. DDLP has contracted to waive distribution and service fees through March 26, 2005 in order to prevent distribution and service fees of Class A shares from exceeding 0.26% of average daily net assets. Institutional class shares pay no distribution and service expenses.

At May 31, 2004, the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                 $822,976
  Dividend disbursing, transfer agent,
    accounting and administration fees
    and other expenses payable to DSC                       163,619
  Other expenses payable to DMC and affiliates*              42,634

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

Notes                                              DELAWARE LARGE CAP VALUE FUND
  TO FINANCIAL STATEMENTS (CONTINUED)


2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including in-house legal services, provided to the Fund by DMC employees. For the six months ended May 31, 2004, the Fund had costs of $2,143.

For the six months ended May 31, 2004, DDLP earned $308,804 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the six months ended May 31, 2004, the Fund made purchases of $658,552,997 and sales of $670,761,436 of investment securities other than U.S. government securities and short-term investments.

At May 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2004, the cost of investment was $1,485,876,130. At May 31, 2004, net unrealized appreciation was $144,696,636 of which $182,876,280 related to unrealized appreciation of investments and $38,179,644 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended May 31, 2004 and the year ended November 30, 2003 was as follows:

                                       Six Months           Year
                                         Ended              Ended
                                        5/31/04*           11/30/03
                                      ------------        ----------
  Ordinary income                      $9,679,860         $7,350,785

*Tax information for the period ended May 31, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2004, the estimated components of net assets on a tax basis were as follows:

  Shares of beneficial interest                      $1,683,334,306
  Undistributed ordinary income                           1,779,283
 *Capital loss carryforwards                           (200,886,051)
  Unrealized appreciation of investments                144,696,636
                                                     --------------
  Net assets                                         $1,628,924,174
                                                     ==============

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund merger with Delaware Core Equity Fund, Delaware Devon Fund and Delaware Growth and Income Fund.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

At November 30, 2003, for federal income tax purposes, the Fund had capital loss carryforwards of $277,654,518 which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$3,323,231 expires in 2006, $2,189,111 expires in 2007, $158,563,995 expires in
2008, $17,089,590 expires in 2009, $55,878,978 expires in 2010, $40,219,972 expires in 2011 and $389,641 expires in 2012. For the six months ended May 31, 2004, the Fund had capital gains of $76,768,467, which may be offset by the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                            Six Months          Year
                                               Ended            Ended
                                              5/31/04          11/30/03
Shares sold:
  Class A                                    3,637,757        2,284,578
  Class B                                      400,573          583,138
  Class C                                      744,711          255,741
  Class R                                       25,673           41,125
  Institutional Class                          995,067          917,732

Shares issued from merger(1):
  Class A                                   20,875,666               --
  Class B                                    7,663,320               --
  Class C                                    1,286,419               --
  Institutional Class                        2,113,326               --

Shares issued upon reinvestment
  of dividends and distributions:
  Class A                                      437,870          407,803
  Class B                                       24,710            2,350
  Class C                                        4,891              369
  Class R                                          356                4
  Institutional Class                           31,499           24,293
                                            ----------        ---------
                                            38,241,838        4,517,133
                                            ----------        ---------
Shares repurchased:
  Class A                                   (5,113,798)      (8,338,255)
  Class B                                   (1,014,738)      (1,319,726)
  Class C                                     (216,440)        (183,907)
  Class R                                       (5,478)            (819)
  Institutional Class                         (275,115)        (458,715)
                                            ----------        ---------
                                            (6,625,569)     (10,301,422)
                                            ----------        ---------
Net increase (decrease)                     31,616,269       (5,784,289)
                                            ==========       ==========

(1) See Note #6

For the period ended May 31, 2004, and the year ended November 30, 2003, 194,162 Class B shares were converted to 192,958 Class A shares valued at $3,303,878 and 211,325 Class B shares were converted to 209,990 Class A shares valued at $3,118,790, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

Notes                                              DELAWARE LARGE CAP VALUE FUND
  TO FINANCIAL STATEMENTS (CONTINUED)


6. FUND MERGER
Effective March 29, 2004, the Fund acquired all of the assets and assumed all of the liabilities of Delaware Core Equity Fund, Delaware Devon Fund and Delaware Growth and Income Fund respectively, each an open-end investment company, pursuant to a Plan and Agreement of Reorganization (the "Reorganization"). The shareholders of Delaware Core Equity Fund, Delaware Devon Fund and Delaware Growth and Income Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their shares prior to the Reorganization based on the net asset value per share of the respective classes of the Fund.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund's basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized loss of Delaware Core Equity Fund, Delaware Devon Fund and Delaware Growth and Income Fund as of the close of business on March 26, 2004 were as follows:

                                                                   Accumulated
                                                  Net Unrealized   Net Realized
                                    Net Assets     Appreciation      Losses
                                    ----------    --------------   ------------
Delaware Core Equity Fund           $24,162,687     $3,890,995     $(2,438,179)
Delaware Devon Fund                  85,017,709      6,162,170     (64,550,847)
Delaware Growth and
  Income Fund                       433,169,557     46,754,264     (88,845,597)
                                   ------------   ------------   -------------
                                   $542,349,953    $56,807,429   $(155,834,623)
                                   ============   ============   =============

The net assets of the Fund prior to the Reorganization were $1,110,631,768.

7. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of May 31, 2004, or at any time during the period.

8. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to changes in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At May 31, 2004, the market value of the securities on loan was $17,933,809, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware Large Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Large Cap Value Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                               AFFILIATED OFFICERS                           CONTACT INFORMATION
JUDE T. DRISCOLL                                JOSEPH H. HASTINGS                            INVESTMENT MANAGER
Chairman                                        Executive Vice President and                  Delaware Management Company
Delaware Investments Family of Funds            Chief Financial Officer                       Philadelphia, PA
Philadelphia, PA                                Delaware Investments Family of Funds
                                                Philadelphia, PA                              INTERNATIONAL AFFILIATE
WALTER P. BABICH                                                                              Delaware International Advisers Ltd.
Board Chairman                                  RICHELLE S. MAESTRO                           London, England
Citadel Construction Corporation                Executive Vice President,
King of Prussia, PA                             Chief Legal Officer and Secretary             NATIONAL DISTRIBUTOR
                                                Delaware Investments Family of Funds          Delaware Distributors, L.P.
JOHN H. DURHAM                                  Philadelphia, PA                              Philadelphia, PA
Private Investor
Gwynedd Valley, PA                              MICHAEL P. BISHOF                             SHAREHOLDER SERVICING, DIVIDEND
                                                Senior Vice President and Treasurer           DISBURSING AND TRANSFER AGENT
JOHN A. FRY                                     Delaware Investments Family of Funds          Delaware Service Company, Inc.
President                                       Philadelphia, PA                              2005 Market Street
Franklin & Marshall College                                                                   Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                              FOR SHAREHOLDERS
ANTHONY D. KNERR                                                                              800 523-1918
Managing Director
Anthony Knerr & Associates                                                                    FOR SECURITIES DEALERS AND FINANCIAL
New York, NY                                                                                  INSTITUTIONS REPRESENTATIVES ONLY
                                                                                              800 362-7500
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                                         WEB SITE
National Gallery of Art                                                                       www.delawareinvestments.com
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------





(8777)                                                        Printed in the USA
SA-001 [5/04] IVES 7/04                                                    J9716

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

BLEND






Semiannual Report MAY 31, 2004

--------------------------------------------------------------------------------

                            DELAWARE SOCIAL AWARENESS FUND








[LOGO] POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

--------------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                         1

  Statement of Operations                                         4

  Statements of Changes in Net Assets                             5

  Financial Highlights                                            6

  Notes to Financial Statements                                  10

--------------------------------------------------------------------












Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.


(C) 2004 Delaware Distributors, L.P.

Statement                                         DELAWARE SOCIAL AWARENESS FUND
  OF NET ASSETS                                   May 31, 2004 (Unaudited)


                                                         Number of    Market
                                                           Shares      Value

COMMON STOCK - 99.53%

Automobiles & Automotive Parts - 1.03%
  +Advance Auto Parts                                       1,200   $  51,444
   ArvinMeritor                                             5,600     104,160
   Johnson Controls                                         4,300     231,856
   Lear                                                     2,100     124,383
                                                                    ---------
                                                                      511,843
                                                                    ---------
Banking & Finance - 17.59%
   American Express                                         5,700     288,990
   AmSouth Bancorp                                          9,900     252,252
   Bank of America                                         13,832   1,149,857
   Bank One                                                 3,000     145,350
   Bear Stearns                                             2,800     226,968
   Capital One Financial                                    1,800     126,108
   Charles Schwab                                           4,100      40,180
   CIT Group                                                6,700     251,049
   Citigroup                                               31,200   1,448,615
   Countrywide Financial                                    2,700     174,150
   Doral Financial                                          3,000      97,230
   First Horizon National                                   3,300     153,681
   Freddie Mac                                              6,000     350,340
   Goldman Sachs Group                                      2,200     206,602
   J.P. Morgan Chase                                       11,400     419,976
   KeyCorp                                                  4,100     128,781
   MBNA                                                     5,900     149,860
   Mellon Financial                                         8,400     247,296
   Merrill Lynch                                            7,200     408,960
   Morgan Stanley                                           7,900     422,729
   National City                                            2,800      99,372
  +Piper Jaffray                                              138       6,679
   PNC Financial Services Group                             2,400     132,504
   SLM                                                      3,100     118,823
   Union Planters                                           4,800     144,528
   US Bancorp                                              12,995     365,160
   Wachovia                                                 6,200     292,702
   Washington Mutual                                        8,100     353,808
   Wells Fargo                                              6,400     376,320
   Zions Bancorporation                                     2,600     159,380
                                                                    ---------
                                                                    8,738,250
                                                                    ---------
Basic Industry/Capital Goods - 1.64%
  +American Standard                                       10,200     382,704
   Teleflex                                                 5,200     241,644
   York International                                       5,100     188,598
                                                                    ---------
                                                                      812,946
                                                                    ---------
Buildings & Materials - 1.00%
   KB HOME                                                  3,700     243,756
   Masco                                                    8,800     254,760
                                                                    ---------
                                                                      498,516
                                                                    ---------
Business Services - 1.64%
   Pitney Bowes                                             5,600     248,248
   Republic Services Class A                               11,400     328,890
   ServiceMaster                                           19,600     238,336
                                                                    ---------
                                                                      815,474
                                                                    ---------
Cable, Media & Publishing - 5.67%
   Clear Channel Communications                             9,100     361,270
  +Comcast Class A                                          5,600     162,120
  +Comcast Special Class A                                 28,000     793,800
   Knight-Ridder                                            1,000      75,980

                                                         Number of    Market
                                                           Shares      Value

COMMON STOCK (continued)

Cable, Media & Publishing (continued)
  +Liberty Media Class A                                   33,100  $  363,438
   Omnicom Group                                            1,600     127,792
  +Time Warner                                             42,200     719,088
   Walt Disney                                              9,100     213,577
                                                                   ----------
                                                                    2,817,065
                                                                   ----------
Chemicals - 2.37%
   Ecolab                                                  13,100     399,681
   Lubrizol                                                 2,900      96,019
   Praxair                                                  8,600     318,114
   Sigma-Aldrich                                            6,400     365,504
                                                                   ----------
                                                                    1,179,318
                                                                   ----------
Consumer Non-Durable - 9.56%
   Clorox                                                   6,500     340,340
  +Coach                                                    5,300     231,133
   Coca-Cola Enterprises                                   10,800     297,540
   Deluxe                                                   3,900     166,998
  +Energizer Holdings                                       5,600     253,960
   General Mills                                            3,500     161,175
   Gillette                                                14,400     620,496
   Heinz (H.J.)                                             7,400     276,316
   Kellogg                                                  8,700     368,880
   McDonald's                                              15,400     406,560
   Newell Rubbermaid                                       10,496     247,391
   Nike                                                     3,600     256,140
   Pepsi Bottling Group                                     7,100     205,900
   Sara Lee                                                12,000     274,800
   Sysco                                                    3,500     131,250
   Wrigley, (W.M.) Jr.                                      4,000     251,200
   Yum! Brands                                              6,900     258,750
                                                                   ----------
                                                                    4,748,829
                                                                   ----------
Consumer Services  - 0.48%
   Cendant                                                 10,400     238,576
                                                                   ----------
                                                                      238,576
                                                                   ----------
Electronics & Electrical Equipment - 1.42%
   Emerson Electric                                         7,400     441,780
   Koninklijke Philips Electronics ADR                      4,900     134,015
   Sony ADR                                                 3,500     129,045
                                                                   ----------
                                                                      704,840
                                                                   ----------
Energy - 4.60%
   Apache                                                  10,300     415,708
  +BJ Services                                              7,000     293,230
   Burlington Resources                                     7,000     468,580
   EOG Resources                                            6,000     320,580
  +Noble                                                    8,000     275,680
   Noble Energy                                             5,600     253,904
   Questar                                                  7,100     260,215
                                                                   ----------
                                                                    2,287,897
                                                                   ----------
Healthcare & Pharmaceuticals - 17.98%
   Abbott Laboratories                                     27,900   1,149,758
   Allergan                                                 2,900     257,810
  +American Pharmaceutical Partners                         2,300      81,190
  +Amgen                                                    9,900     541,530
  +Anthem                                                   1,500     132,795
   Bard (C.R.)                                              1,900     213,123
   Baxter International                                     7,600     238,944
   Beckman Coulter                                          2,100     127,050

Statement                                         DELAWARE SOCIAL AWARENESS FUND
  OF NET ASSETS (CONTINUED)


                                                         Number of    Market
                                                          Shares      Value

COMMON STOCK (continued)

Healthcare & Pharmaceuticals (continued)
   Becton Dickinson                                         5,500  $  276,760
   Biomet                                                   2,700     108,324
  +Boston Scientific                                        2,800     124,040
   Cardinal Health                                          3,600     243,756
   Eli Lilly                                               13,300     979,811
  +Genentech                                                5,000     299,050
  +Genzyme                                                  4,600     200,468
  +Gilead Sciences                                          3,900     255,294
   GlaxoSmithKline ADR                                     20,800     882,960
   Guidant                                                  4,200     228,228
  +Health Net Class A                                       4,600     108,100
   Hillenbrand Industries                                   3,900     229,710
  +Hospira                                                  2,850      73,074
  +Lincare Holdings                                         5,800     194,938
  +Medimmune                                                8,900     214,223
   Medtronic                                               10,600     507,740
   Mylan Laboratories                                       7,200     160,632
   PerkinElmer                                             12,000     234,120
  +Tenet Healthcare                                        19,850     236,612
   UnitedHealth Group                                       3,100     202,275
  +Wellpoint Health Networks                                2,800     312,312
  +Zimmer Holdings                                          1,400     119,490
                                                                   ----------
                                                                    8,934,117
                                                                   ----------
Insurance - 3.45%
   Allstate                                                 4,600     202,308
   American International Group                            10,262     752,205
   Marsh & McLennan                                         1,900      83,828
   MBIA                                                     1,600      88,624
   Nationwide Financial Services Class A                    3,600     131,580
   Old Republic International                               3,300      75,108
   Principal Financial Group                                4,500     157,275
   Progressive                                              1,500     128,655
   Prudential Financial                                     2,200      97,460
                                                                   ----------
                                                                    1,717,043
                                                                   ----------
Internet Services - 0.94%
  +Amazon.com                                               2,200     106,238
  +eBay                                                     1,300     115,440
  +InterActiveCorp                                          7,900     246,954
                                                                   ----------
                                                                      468,632
                                                                   ----------
Packaging & Containers - 0.77%
  +Pactiv                                                   5,000     117,900
   Sonoco Products                                         10,700     266,430
                                                                   ----------
                                                                      384,330
                                                                   ----------
REITs - 2.21%
   Apartment Investment & Management                        8,000     231,040
   Archstone-Smith Trust                                    1,800      52,290
   Crescent Real Estate Equities                           14,300     240,240
   Duke Realty                                              4,000     129,440
   Equity Office Properties Trust                           8,900     239,855
   Equity Residential                                       2,900      85,376
   Heritage Property Investment                             3,000      80,820
   ProLogis                                                 1,200      38,472
                                                                   ----------
                                                                    1,097,533
                                                                   ----------

                                                         Number of    Market
                                                          Shares      Value

COMMON STOCK (continued)

Retail - 6.54%
   Best Buy                                                 9,300  $  490,668
   CVS                                                      9,200     383,456
   Dollar General                                           4,700      91,180
   Federated Department Stores                              3,100     147,901
   Gap                                                     12,300     297,045
   Home Depot                                              14,100     506,472
  +Kohl's                                                   5,700     271,092
   Limited                                                  7,300     140,890
   Nordstrom                                                7,000     283,850
   RadioShack                                               4,800     145,872
   Saks                                                    14,200     213,142
   Sears Roebuck                                            2,800     106,400
   Staples                                                  1,900      52,402
   Walgreen                                                 3,500     122,535
                                                                   ----------
                                                                    3,252,905
                                                                   ----------
Technology/Communications - 2.95%
  +Ciena                                                   18,100      65,160
  +Cisco Systems                                           54,900   1,216,035
   Nokia ADR                                               13,600     186,864
                                                                   ----------
                                                                    1,468,059
                                                                   ----------
Technology/Hardware - 3.42%
  +Dell                                                    22,400     788,032
  +EMC                                                     21,400     240,536
   Factset Research Systems                                 5,100     222,921
   Hewlett-Packard                                         13,332     283,172
  +Sandisk                                                  6,800     167,620
                                                                   ----------
                                                                    1,702,281
                                                                   ----------
Technology/Semiconductors - 4.63%
  +Altera                                                   7,700     176,253
  +Amkor Technology                                         3,700      38,036
  +Applied Materials                                        9,100     181,636
   Intel                                                   48,800   1,393,240
  +Lam Research                                             1,900      47,747
   Texas Instruments                                       17,800     464,758
                                                                   ----------
                                                                    2,301,670
                                                                   ----------
Technology/Software - 4.94%
   Adobe Systems                                            6,600     294,558
  +Citrix Systems                                           6,000     126,300
  +Electronic Arts                                          4,000     203,320
  +Intuit                                                   2,200      86,196
   Microsoft                                               54,300   1,430,805
  +Oracle                                                  27,800     314,696
                                                                   ----------
                                                                    2,455,875
                                                                   ----------
Telecommunications - 3.67%
   BellSouth                                                9,100     227,136
   CenturyTel                                               3,600     107,604
  +Foundry Networks                                         2,100      25,914
  +Juniper Networks                                         3,900      81,549
  +Level 3 Communications                                  22,200      86,580
  +Lucent Technologies                                     15,800      56,406
  +Nextel Communications Class A                           11,200     259,056
   SBC Communications                                      24,100     571,170
   Telefonos De Mexico ADR                                  7,400     248,936
  +Utstarcom                                                5,200     161,798
                                                                   ----------
                                                                    1,826,149
                                                                   ----------

Statement                                         DELAWARE SOCIAL AWARENESS FUND
  OF NET ASSETS (CONTINUED)


                                                         Number of    Market
                                                           Shares      Value

COMMON STOCK (continued)

Transportation & Shipping - 1.03%
   FedEx                                                    5,600 $   412,048
   Southwest Airlines                                       6,300      97,713
                                                                  -----------
                                                                      509,761
                                                                  -----------

TOTAL COMMON STOCK (cost $40,170,046)                              49,471,909
                                                                  -----------

TOTAL MARKET VALUE OF SECURITIES - 99.53%
  (cost $40,170,046)                                               49,471,909
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 0.47%                                          235,269
                                                                  -----------
NET ASSETS APPLICABLE TO 5,090,556 SHARES
  OUTSTANDING - 100.00%                                           $49,707,178
                                                                  ===========

Net Asset Value - Delaware Social Awareness Fund
  Class A ($19,862,126 / 1,967,079 Shares)                             $10.10
                                                                       ------
Net Asset Value - Delaware Social Awareness Fund
  Class B ($21,666,151 / 2,273,600 Shares)                              $9.53
                                                                       ------
Net Asset Value - Delaware Social Awareness Fund
  Class C ($7,145,574 / 749,507 Shares)                                 $9.53
                                                                       ------
Net Asset Value - Delaware Social Awareness Fund
  Institutional Class ($1,033,327 / 100,370 Shares)                    $10.30
                                                                       ------

COMPONENTS OF NET ASSETS AT MAY 31, 2004:++
Shares of beneficial interest
  (unlimited authorization - no par)                               $57,246,478
Accumulated net realized loss on investments                       (16,841,163)
Net unrealized appreciation of investments                           9,301,863
                                                                   -----------
Total net assets                                                   $49,707,178
                                                                   -----------

 +Non-income producing security for the six months ended May 31, 2004.

++See Note 4 in "Notes to Financial Statements."

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
REIT - Real Estate Investment Trust

NET ASSET VALUE AND OFFERING PRICE PER SHARE --
  DELAWARE SOCIAL AWARENESS FUND
Net assets value Class A (A)                                            $10.10
Sales charge (5.75% of offering price, or 6.14%
  of the amount invested per share) (B)                                   0.62
                                                                        ------
Offering price                                                          $10.72
                                                                        ======


(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.





See accompanying notes

Statement                              DELAWARE SOCIAL AWARENESS FUND
  OF OPERATIONS                        Six Months Ended May 31, 2004 (Unaudited)


INVESTMENT INCOME:
Dividends                                                                $387,210
Interest                                                                      327              $  387,537
                                                                         --------              ----------

EXPENSES:
  Management fees                                                         188,653
  Distribution expenses - Class A                                          30,308
  Distribution expenses - Class B                                         112,151
  Distribution expenses - Class C                                          34,436
  Dividend disbursing and transfer agent fees and expenses                160,900
  Registration fees                                                        23,750
  Reports and statements to shareholders                                   21,795
  Accounting and administration expenses                                    9,275
  Legal and professional fees                                               3,086
  Custodian fees                                                            1,773
  Trustees' fees                                                            1,572
  Other                                                                     1,912                 589,611
                                                                         --------
  Less expenses absorbed or waived by investment manager                                          (97,332)
  Less waiver of distribution expenses - Class A                                                   (5,051)
  Less expenses paid indirectly                                                                      (403)
                                                                                               ----------
  Total expenses                                                                                  486,825
                                                                                               ----------
NET INVESTMENT LOSS                                                                               (99,288)
                                                                                               ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                                              1,576,472
  Net change in unrealized appreciation/depreciation of investments                             1,101,367
                                                                                               ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                 2,677,839
                                                                                               ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $2,578,551
                                                                                               ==========




See accompanying notes

Statements                                        DELAWARE SOCIAL AWARENESS FUND
  OF CHANGES IN NET ASSETS

                                                                                              Six Months        Year
                                                                                                 Ended          Ended
                                                                                                5/31/04        11/30/03
                                                                                              (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment loss                                                                        $  (99,288)     $  (214,557)
  Net realized gain (loss) on investments                                                     1,576,472       (3,078,229)
  Net change in unrealized appreciation/depreciation of investments                           1,101,367       11,081,813
                                                                                            -----------      -----------
  Net increase in net assets resulting from operations                                        2,578,551        7,789,027
                                                                                            -----------      -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                   2,232,511        2,961,003
    Class B                                                                                     809,313        1,417,132
    Class C                                                                                   1,210,510          969,314
    Institutional Class                                                                         260,329          205,257
                                                                                            -----------      -----------
                                                                                              4,512,663        5,552,706
                                                                                            -----------      -----------
  Cost of shares repurchased:
    Class A                                                                                  (3,128,820)      (4,853,548)
    Class B                                                                                  (2,412,998)      (4,557,684)
    Class C                                                                                    (645,182)      (1,077,760)
    Institutional Class                                                                         (40,145)        (106,021)
                                                                                            -----------      -----------
                                                                                             (6,227,145)     (10,595,013)
                                                                                            -----------      -----------
Decrease in net assets derived from capital share transactions                               (1,714,482)      (5,042,307)
                                                                                            -----------      -----------
NET INCREASE IN NET ASSETS                                                                      864,069        2,746,720

NET ASSETS:
  Beginning of period                                                                        48,843,109       46,096,389
                                                                                            -----------      -----------
  End of period (there is no undistributed net investment income at each period end)        $49,707,178      $48,843,109
                                                                                            ===========      ===========




See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                            Delaware Social Awareness Fund Class A

                                                             Six Months
                                                                Ended                            Year Ended
                                                             5/31/04(1)   11/30/03     11/30/02    11/30/01    11/30/00    11/30/99
                                                             (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $9.570      $8.030       $9.620     $11.820      $13.010     $11.260

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)                                 0.001      (0.004)      (0.007)     (0.039)      (0.064)     (0.043)
Net realized and unrealized gain (loss) on investments          0.529       1.544       (1.583)     (0.991)      (0.981)      1.793
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.530       1.540       (1.590)     (1.030)      (1.045)      1.750
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                   --          --           --      (1.170)      (0.145)         --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                                  --          --           --      (1.170)      (0.145)         --
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $10.100      $9.570       $8.030      $9.620      $11.820     $13.010
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 5.54%      19.18%      (16.53%)     (9.80%)      (8.15%)     15.44%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $19,862     $19,670      $18,391     $26,043      $36,206     $46,354
Ratio of expenses to average net assets                         1.50%       1.50%        1.50%       1.50%        1.50%       1.49%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.94%       2.00%        1.90%       1.75%        1.63%       1.69%
Ratio of net investment income (loss) to average net assets     0.04%      (0.04%)      (0.08%)     (0.39%)      (0.45%)     (0.35%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (0.40%)     (0.54%)      (0.48%)     (0.64%)      (0.58%)     (0.55%)
Portfolio turnover                                                37%         60%          34%         50%          68%         28%


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.



See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                            Delaware Social Awareness Fund Class B

                                                             Six Months
                                                                Ended                            Year Ended
                                                             5/31/04(1)   11/30/03     11/30/02    11/30/01    11/30/00    11/30/99
                                                             (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $9.060      $7.670       $9.250     $11.490      $12.740     $11.120

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                         (0.034)     (0.062)      (0.069)     (0.113)      (0.155)     (0.133)
Net realized and unrealized gain (loss) on investments          0.504       1.452       (1.511)     (0.957)      (0.950)      1.753
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.470       1.390       (1.580)     (1.070)      (1.105)      1.620
                                                              -------     -------      -------     -------      -------     -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                   --          --           --      (1.170)      (0.145)         --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                                  --          --           --      (1.170)      (0.145)         --
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                 $9.530      $9.060       $7.670      $9.250      $11.490     $12.740
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 5.19%      18.12%      (17.08%)    (10.49%)      (8.80%)     14.57%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $21,666     $22,145      $21,737     $30,376      $36,301     $41,091
Ratio of expenses to average net assets                         2.25%       2.25%        2.25%       2.25%        2.25%       2.24%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.64%       2.70%        2.60%       2.45%        2.33%       2.39%
Ratio of net investment loss to average net assets             (0.71%)     (0.79%)      (0.83%)     (1.14%)      (1.20%)     (1.10%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (1.10%)     (1.24%)      (1.18%)     (1.34%)      (1.28%)     (1.25%)
Portfolio turnover                                                37%         60%          34%         50%          68%         28%



(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.



See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                            Delaware Social Awareness Fund Class C

                                                             Six Months
                                                                Ended                            Year Ended
                                                             5/31/04(1)   11/30/03     11/30/02    11/30/01    11/30/00    11/30/99
                                                             (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $9.070      $7.670       $9.260     $11.490      $12.740     $11.120

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                         (0.033)     (0.062)      (0.069)     (0.113)      (0.154)     (0.133)
Net realized and unrealized gain (loss) on investments          0.493       1.462       (1.521)     (0.947)      (0.951)      1.753
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.460       1.400       (1.590)     (1.060)      (1.105)      1.620
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                   --          --           --      (1.170)      (0.145)         --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                                  --          --           --      (1.170)      (0.145)         --
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                 $9.530      $9.070       $7.670      $9.260      $11.490     $12.740
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 5.07%      18.25%      (17.17%)    (10.39%)      (8.80%)     14.57%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $7,146      $6,258       $5,418      $9,115      $10,459      $9,673
Ratio of expenses to average net assets                         2.25%       2.25%        2.25%       2.25%        2.25%       2.24%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.64%       2.70%        2.60%       2.45%        2.33%       2.39%
Ratio of net investment loss to average net assets             (0.71%)     (0.79%)      (0.83%)     (1.14%)      (1.20%)     (1.10%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (1.10%)     (1.24%)      (1.18%)     (1.34%)      (1.28%)     (1.25%)
Portfolio turnover                                                37%         60%          34%         50%          68%         28%


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.



See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                           Delaware Social Awareness Fund Institutional Class

                                                             Six Months
                                                                Ended                            Year Ended
                                                             5/31/04(1)   11/30/03     11/30/02    11/30/01    11/30/00    11/30/99
                                                             (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $9.740      $8.160       $9.750     $11.930      $13.090     $11.310

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)                                 0.014       0.017        0.015      (0.014)      (0.024)     (0.012)
Net realized and unrealized gain (loss) on investments          0.546       1.563       (1.605)     (0.996)      (0.991)      1.792
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.560       1.580       (1.590)     (1.010)      (1.015)      1.780
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                   --          --           --      (1.170)      (0.145)         --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                                  --          --           --      (1.170)      (0.145)         --
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $10.300      $9.740       $8.160      $9.750      $11.930     $13.090
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 5.75%      19.36%      (16.31%)     (9.52%)      (7.87%)     15.74%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $1,033        $770         $550        $533         $337        $329
Ratio of expenses to average net assets                         1.25%       1.25%        1.25%       1.25%        1.25%       1.24%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.64%       1.70%        1.60%       1.45%        1.33%       1.39%
Ratio of net investment income (loss) to average net assets     0.29%       0.21%        0.17%      (0.14%)      (0.20%)     (0.10%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (0.10%)     (0.24%)      (0.18%)     (0.34%)      (0.28%)     (0.25%)
Portfolio turnover                                                37%         60%          34%         50%          68%         28%


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.




See accompanying notes

Notes                                             DELAWARE SOCIAL AWARENESS FUND
  TO FINANCIAL STATEMENTS                         May 31, 2004 (Unaudited)


Delaware Group Equity Funds II (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware Diversified Value Fund, Delaware Large Cap Value (formerly Delaware Decatur Equity Income Fund), and Delaware Social Awareness Fund. These financial statements and the related notes pertain to Delaware Social Awareness Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of May 31, 2004, Class R had not commenced operations.

The investment objective of the Fund is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. ("NASDAQ") are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Through March 31, 2004, certain expenses of the Fund were paid through commission arrangements with brokers. The amount of these expenses was approximately $402 for the six months ended May 31, 2004. In addition, the Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2004. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.25% of average daily net assets of the Fund through January 31, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through January 31, 2005 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets.

At May 31, 2004, the Fund had liabilities payable to affiliates as follows:

   Investment management fee payable to DMC                  $5,976
   Dividend disbursing, transfer agent fees,
     accounting and administration fees and
     other expenses payable to DSC                           18,377
   Other expenses payable to DMC and affiliates*             11,287

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

Notes                                             DELAWARE SOCIAL AWARENESS FUND
  TO FINANCIAL STATEMENTS (CONTINUED)


2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
As provided in the investment management agreement the Fund bears the cost of certain legal services expenses, including in house legal services provided to the Fund by DMC employees. For the six months ended May 31, 2004, the Fund had costs of $1,746.

For the six months ended May 31, 2004, DDLP earned $8,140 commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the six months ended May 31, 2004, the Fund made purchases of $9,157,848 and sales of $11,072,273 of investment securities other than short-term investments.

At May 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2004, the cost of investments was $40,498,344. At May 31, 2004, the net unrealized appreciation was $8,973,565, of which $10,121,439 relate to unrealized appreciation of investments and $1,147,874 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. There were no dividends and distributions paid during the six months ended May 31, 2004 and the year ended November 30, 2003.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2004, the components of net assets on a tax basis were as follows:

  Shares of beneficial interest                            $57,246,478
  Capital loss carryforwards                               (16,512,865)
  Unrealized appreciation of investments                     8,973,565
                                                           -----------
  Net assets                                               $49,707,178
                                                           ===========

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the six months ended May 31, 2004, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications.

   Undistributed net investment income                      $99,288
   Paid-in capital                                          (99,288)

At November 30, 2003, for federal income tax purposes, the Fund had capital loss carryforwards of $18,089,337 which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$2,183,250 expires in 2009, $13,031,715 expires in 2010 and $2,874,372 expires in 2011.

For the six months ended May 31, 2004, the Fund had capital gains of $1,576,472, which may be offset by the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                        Six Months     Year
                                                          Ended        Ended
                                                         5/31/04      11/30/03
Shares sold:
  Class A                                                 222,342     353,669
  Class B                                                  84,763     181,715
  Class C                                                 127,572     120,566
  Institutional Class                                      25,233      24,548
                                                         --------  ----------
                                                          459,910     680,498
                                                         --------   ---------

Shares repurchased:
  Class A                                                (311,514)   (586,394)
  Class B                                                (254,891)   (572,463)
  Class C                                                 (68,344)   (136,574)
  Institutional ass                                        (3,890)    (12,942)
                                                         --------  ----------
                                                         (638,639) (1,308,373)
                                                         --------  ----------
Net decrease                                             (178,729)   (627,875)
                                                         --------  ----------

For the six months ended May 31, 2004 and the year ended November 30, 2003, 742 Class B shares were converted to 701 Class A shares valued at $7,060 and 3,126 Class B shares were converted to 2,977 Class A shares valued at $24,653, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of May 31, 2004, or at any time during the period.

7. CREDIT AND MARKET RISKS
The Fund only invests in companies that meet its definition of "socially responsible" and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the six months ended May 31, 2004. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Social Awareness Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Social Awareness Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                               AFFILIATED OFFICERS                           CONTACT INFORMATION
JUDE T. DRISCOLL                                JOSEPH H. HASTINGS                            INVESTMENT MANAGER
Chairman                                        Executive Vice President and                  Delaware Management Company
Delaware Investments Family of Funds            Chief Financial Officer                       Philadelphia, PA
Philadelphia, PA                                Delaware Investments Family of Funds
                                                Philadelphia, PA                              INTERNATIONAL AFFILIATE
WALTER P. BABICH                                                                              Delaware International Advisers Ltd.
Board Chairman                                  RICHELLE S. MAESTRO                           London, England
Citadel Construction Corporation                Executive Vice President,
King of Prussia, PA                             Chief Legal Officer and Secretary             NATIONAL DISTRIBUTOR
                                                Delaware Investments Family of Funds          Delaware Distributors, L.P.
JOHN H. DURHAM                                  Philadelphia, PA                              Philadelphia, PA
Private Investor
Gwynedd Valley, PA                              MICHAEL P. BISHOF                             SHAREHOLDER SERVICING, DIVIDEND
                                                Senior Vice President and Treasurer           DISBURSING AND TRANSFER AGENT
JOHN A. FRY                                     Delaware Investments Family of Funds          Delaware Service Company, Inc.
President                                       Philadelphia, PA                              2005 Market Street
Franklin & Marshall College                                                                   Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                              FOR SHAREHOLDERS
ANTHONY D. KNERR                                                                              800 523-1918
Managing Director
Anthony Knerr & Associates                                                                    FOR SECURITIES DEALERS AND FINANCIAL
New York, NY                                                                                  INSTITUTIONS REPRESENTATIVES ONLY
                                                                                              800 362-7500
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                                         WEB SITE
National Gallery of Art                                                                       www.delawareinvestments.com
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN


--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------






(8779)                                                        Printed in the USA
SA-147 [5/04] IVES 7/04                                                    J9717

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 10. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

         (a)  (1) Code of Ethics

                  Not applicable.

              (2) Certifications of Principal Executive Officer and Principal
                  Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

              (3) Written solicitations to purchase securities pursuant to Rule
                  23c-1 under the Securities Exchange Act of 1934.

                  Not applicable.

         (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP EQUITY FUNDS II


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    July 30, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    July 30, 2004


         Joseph H. Hastings
--------------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    July 30, 2004